NET REVENUES - Schedule of Net Revenues (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
NET REVENUES
Net revenues	¥ 268,060,162	$ 36,724,092	¥ 221,618,968	¥ 206,820,874
Portfolio training services
NET REVENUES
Net revenues	199,325,957		166,448,699	153,136,274
Research-based learning services
NET REVENUES
Net revenues	14,948,520		6,512,650	3,721,829
Overseas study counselling services
NET REVENUES
Net revenues	32,287,258		28,993,831	24,974,973
Other educational services
NET REVENUES
Net revenues	¥ 21,498,427		¥ 19,663,788	24,657,609
Other services
NET REVENUES
Net revenues				¥ 330,189